UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

October 31, 2017

RW38-QTLY-1217
1.867283.110

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,597	$44,063
Fidelity Series 1000 Value Index Fund (a)	4,228	53,533
Fidelity Series All-Sector Equity Fund (a)	6,079	83,217
Fidelity Series Blue Chip Growth Fund (a)	6,234	86,025
Fidelity Series Commodity Strategy Fund (a)	15,437	82,434
Fidelity Series Growth & Income Fund (a)	12,701	192,935
Fidelity Series Growth Company Fund (a)	9,495	169,969
Fidelity Series Intrinsic Opportunities Fund (a)	11,830	206,316
Fidelity Series Opportunistic Insights Fund (a)	4,900	93,534
Fidelity Series Real Estate Equity Fund (a)	1,255	16,050
Fidelity Series Small Cap Discovery Fund (a)	2,045	25,213
Fidelity Series Small Cap Opportunities Fund (a)	5,306	75,660
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,814	143,508
Fidelity Series Value Discovery Fund (a)	7,428	100,060
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,265,247)		1,372,517

International Equity Funds - 18.5%
Fidelity Series Canada Fund (a)	1,997	21,287
Fidelity Series Emerging Markets Fund (a)	11,667	249,080
Fidelity Series International Growth Fund (a)	13,120	212,805
Fidelity Series International Small Cap Fund (a)	2,828	51,389
Fidelity Series International Value Fund (a)	19,601	212,870
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $688,231)		747,431

Bond Funds - 36.9%
Fidelity Series Emerging Markets Debt Fund (a)	2,286	23,912
Fidelity Series Floating Rate High Income Fund (a)	1,032	9,821
Fidelity Series High Income Fund (a)	6,081	59,415
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,565	84,879
Fidelity Series International Credit Fund (a)	233	2,351
Fidelity Series Investment Grade Bond Fund (a)	107,242	1,209,694
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,967	78,551
Fidelity Series Real Estate Income Fund (a)	1,661	18,592
TOTAL BOND FUNDS
(Cost $1,487,437)		1,487,215

Short-Term Funds - 10.7%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	327,324	327,324
Fidelity Series Short-Term Credit Fund (a)	10,599	105,884
TOTAL SHORT-TERM FUNDS
(Cost $433,314)		433,208
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,874,229)		4,040,371
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,248)
NET ASSETS - 100%		$4,038,123

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$2	$9,573	$--	$5,171	$(3,048)	$44,063
Fidelity Series 1000 Value Index Fund	62,931	3	10,585	--	185	999	53,533
Fidelity Series All-Sector Equity Fund	96,829	4	17,018	--	341	3,061	83,217
Fidelity Series Blue Chip Growth Fund	98,067	7,740	18,097	173	98	(1,783)	86,025
Fidelity Series Canada Fund	--	22,442	2,007	--	59	793	21,287
Fidelity Series Commodity Strategy Fund	96,456	137	15,812	134	256	1,397	82,434
Fidelity Series Emerging Markets Debt Fund	27,467	397	4,255	397	15	288	23,912
Fidelity Series Emerging Markets Fund	331,585	12	101,537	--	9,165	9,855	249,080
Fidelity Series Floating Rate High Income Fund	11,471	128	1,749	127	(7)	(22)	9,821
Fidelity Series Government Money Market Fund 1.10%	349,035	35,226	56,937	911	--	--	327,324
Fidelity Series Growth & Income Fund	226,413	6,933	39,024	1,535	(631)	(756)	192,935
Fidelity Series Growth Company Fund	196,164	8	39,099	--	2,297	10,599	169,969
Fidelity Series High Income Fund	68,921	894	10,506	891	(66)	172	59,415
Fidelity Series Inflation-Protected Bond Index Fund	95,667	3,740	14,820	37	8	284	84,879
Fidelity Series International Credit Fund	2,318	10	--	9	--	23	2,351
Fidelity Series International Growth Fund	258,866	9	55,122	--	1,249	7,803	212,805
Fidelity Series International Small Cap Fund	59,541	2	10,072	--	379	1,539	51,389
Fidelity Series International Value Fund	261,940	10	55,436	--	1,523	4,833	212,870
Fidelity Series Intrinsic Opportunities Fund	215,054	7,119	17,428	1,542	131	1,440	206,316
Fidelity Series Investment Grade Bond Fund	1,387,095	36,354	212,080	8,344	793	(2,468)	1,209,694
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	40,799	5,133	385	39	(233)	78,551
Fidelity Series Opportunistic Insights Fund	109,875	4	23,107	--	1,124	5,638	93,534
Fidelity Series Real Estate Equity Fund	19,662	403	3,332	90	(3)	(680)	16,050
Fidelity Series Real Estate Income Fund	21,759	432	3,333	284	2	(268)	18,592
Fidelity Series Short-Term Credit Fund	146,777	527	41,324	522	10	(106)	105,884
Fidelity Series Small Cap Discovery Fund	28,987	1	4,890	--	12	1,103	25,213
Fidelity Series Small Cap Opportunities Fund	87,465	5,724	16,441	150	(188)	(900)	75,660
Fidelity Series Stock Selector Large Cap Value Fund	169,772	6	28,515	--	573	1,672	143,508
Fidelity Series Value Discovery Fund	119,608	4	19,985	--	(3)	436	100,060
Total	$4,644,315	$169,070	$837,217	$15,531	$22,532	$41,671	$4,040,371

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Valuation techniques used to value the Fund’s investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

October 31, 2017

RW28-QTLY-1217
1.858591.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,332	$107,458
Fidelity Series 1000 Value Index Fund (a)	10,333	130,816
Fidelity Series All-Sector Equity Fund (a)	14,825	202,948
Fidelity Series Blue Chip Growth Fund (a)	15,204	209,821
Fidelity Series Commodity Strategy Fund (a)	74,251	396,501
Fidelity Series Growth & Income Fund (a)	30,974	470,501
Fidelity Series Growth Company Fund (a)	23,158	414,530
Fidelity Series Intrinsic Opportunities Fund (a)	27,751	483,982
Fidelity Series Opportunistic Insights Fund (a)	11,949	228,112
Fidelity Series Real Estate Equity Fund (a)	3,257	41,661
Fidelity Series Small Cap Discovery Fund (a)	5,018	61,869
Fidelity Series Small Cap Opportunities Fund (a)	12,940	184,526
Fidelity Series Stock Selector Large Cap Value Fund (a)	26,550	352,325
Fidelity Series Value Discovery Fund (a)	18,492	249,093
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,271,276)		3,534,143

International Equity Funds - 11.3%
Fidelity Series Canada Fund (a)	5,650	60,231
Fidelity Series Emerging Markets Fund (a)	37,350	797,415
Fidelity Series International Growth Fund (a)	37,123	602,137
Fidelity Series International Small Cap Fund (a)	8,003	145,411
Fidelity Series International Value Fund (a)	55,461	602,310
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,030,241)		2,207,504

Bond Funds - 45.0%
Fidelity Series Emerging Markets Debt Fund (a)	11,230	117,471
Fidelity Series Floating Rate High Income Fund (a)	5,059	48,159
Fidelity Series High Income Fund (a)	29,862	291,751
Fidelity Series Inflation-Protected Bond Index Fund (a)	71,851	712,044
Fidelity Series International Credit Fund (a)	1,040	10,501
Fidelity Series Investment Grade Bond Fund (a)	628,954	7,094,602
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,290	405,500
Fidelity Series Real Estate Income Fund (a)	8,163	91,343
TOTAL BOND FUNDS
(Cost $8,772,448)		8,771,371

Short-Term Funds - 25.6%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	3,893,297	3,893,297
Fidelity Series Short-Term Credit Fund (a)	110,803	1,106,922
TOTAL SHORT-TERM FUNDS
(Cost $5,001,311)		5,000,219
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,075,276)		19,513,237
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,319)
NET ASSETS - 100%		$19,504,918

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$626	$17,903	$--	$7,582	$(2,090)	$107,458
Fidelity Series 1000 Value Index Fund	145,677	762	18,999	--	700	2,676	130,816
Fidelity Series All-Sector Equity Fund	224,142	1,176	31,358	--	1,239	7,749	202,948
Fidelity Series Blue Chip Growth Fund	226,996	20,525	33,909	431	199	(3,990)	209,821
Fidelity Series Canada Fund	--	64,677	5,447	--	71	930	60,231
Fidelity Series Commodity Strategy Fund	427,033	2,907	41,635	628	779	7,417	396,501
Fidelity Series Emerging Markets Debt Fund	125,284	2,594	11,838	1,914	57	1,374	117,471
Fidelity Series Emerging Markets Fund	1,075,333	2,245	344,653	--	33,768	30,722	797,415
Fidelity Series Floating Rate High Income Fund	52,310	898	4,932	615	(14)	(103)	48,159
Fidelity Series Government Money Market Fund 1.10%	3,768,240	468,992	343,935	10,447	--	--	3,893,297
Fidelity Series Growth & Income Fund	524,118	19,104	71,717	3,929	295	(1,299)	470,501
Fidelity Series Growth Company Fund	450,979	2,402	71,853	--	5,846	27,156	414,530
Fidelity Series High Income Fund	314,318	5,939	29,338	4,304	(35)	867	291,751
Fidelity Series Inflation-Protected Bond Index Fund	756,769	18,689	65,747	310	66	2,267	712,044
Fidelity Series International Credit Fund	10,427	40	70	40	--	104	10,501
Fidelity Series International Growth Fund	691,601	3,525	120,137	--	4,334	22,814	602,137
Fidelity Series International Small Cap Fund	159,075	865	20,219	--	1,002	4,688	145,411
Fidelity Series International Value Fund	699,870	3,553	120,843	--	4,839	14,891	602,310
Fidelity Series Intrinsic Opportunities Fund	530,195	20,387	70,453	3,807	958	2,895	483,982
Fidelity Series Investment Grade Bond Fund	7,613,077	148,771	656,292	48,440	2,400	(13,354)	7,094,602
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	235,485	19,833	1,847	31	(1,408)	405,500
Fidelity Series Opportunistic Insights Fund	251,280	1,326	41,521	--	2,705	14,322	228,112
Fidelity Series Real Estate Equity Fund	45,923	1,714	4,338	225	15	(1,653)	41,661
Fidelity Series Real Estate Income Fund	99,248	2,622	9,273	1,373	12	(1,266)	91,343
Fidelity Series Short-Term Credit Fund	1,590,843	12,732	495,500	5,909	(48)	(1,105)	1,106,922
Fidelity Series Small Cap Discovery Fund	67,093	351	8,671	--	289	2,807	61,869
Fidelity Series Small Cap Opportunities Fund	202,458	15,379	31,574	374	147	(1,884)	184,526
Fidelity Series Stock Selector Large Cap Value Fund	393,010	2,054	49,282	--	1,764	4,779	352,325
Fidelity Series Value Discovery Fund	276,873	1,435	31,074	--	382	1,477	249,093
Total	$21,032,640	$1,061,775	$2,772,344	$84,593	$69,383	$121,783	$19,513,237

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

October 31, 2017

RW22-QTLY-1217
1.858584.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,014	$51,145
Fidelity Series 1000 Value Index Fund (a)	4,918	62,263
Fidelity Series All-Sector Equity Fund (a)	7,056	96,592
Fidelity Series Blue Chip Growth Fund (a)	7,236	99,859
Fidelity Series Commodity Strategy Fund (a)	41,674	222,538
Fidelity Series Growth & Income Fund (a)	14,742	223,936
Fidelity Series Growth Company Fund (a)	11,022	197,290
Fidelity Series Intrinsic Opportunities Fund (a)	13,215	230,463
Fidelity Series Opportunistic Insights Fund (a)	5,687	108,567
Fidelity Series Real Estate Equity Fund (a)	1,543	19,730
Fidelity Series Small Cap Discovery Fund (a)	2,388	29,445
Fidelity Series Small Cap Opportunities Fund (a)	6,159	87,823
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,637	167,688
Fidelity Series Value Discovery Fund (a)	8,801	118,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,601,100)		1,715,894

International Equity Funds - 10.1%
Fidelity Series Canada Fund (a)	2,824	30,102
Fidelity Series Emerging Markets Fund (a)	19,113	408,069
Fidelity Series International Growth Fund (a)	18,553	300,935
Fidelity Series International Small Cap Fund (a)	4,000	72,672
Fidelity Series International Value Fund (a)	27,718	301,022
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,023,106)		1,112,800

Bond Funds - 46.3%
Fidelity Series Emerging Markets Debt Fund (a)	6,322	66,133
Fidelity Series Floating Rate High Income Fund (a)	2,849	27,125
Fidelity Series High Income Fund (a)	16,816	164,291
Fidelity Series Inflation-Protected Bond Index Fund (a)	42,429	420,475
Fidelity Series International Credit Fund (a)	568	5,732
Fidelity Series Investment Grade Bond Fund (a)	363,935	4,105,182
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,751	225,580
Fidelity Series Real Estate Income Fund (a)	4,597	51,435
TOTAL BOND FUNDS
(Cost $5,066,534)		5,065,953

Short-Term Funds - 27.9%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	2,384,388	2,384,388
Fidelity Series Short-Term Credit Fund (a)	67,600	675,321
TOTAL SHORT-TERM FUNDS
(Cost $3,060,382)		3,059,709
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,751,122)		10,954,356
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,384)
NET ASSETS - 100%		$10,949,972

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1	$5,007	$--	$2,163	$389	$51,145
Fidelity Series 1000 Value Index Fund	65,482	2	4,799	--	192	1,386	62,263
Fidelity Series All-Sector Equity Fund	100,754	2	8,357	--	365	3,828	96,592
Fidelity Series Blue Chip Growth Fund	102,044	8,933	9,460	198	69	(1,727)	99,859
Fidelity Series Canada Fund	--	31,464	1,815	--	24	429	30,102
Fidelity Series Commodity Strategy Fund	234,136	357	16,652	351	448	4,249	222,538
Fidelity Series Emerging Markets Debt Fund	67,678	1,056	3,383	1,055	18	764	66,133
Fidelity Series Emerging Markets Fund	535,409	8	160,041	--	16,078	16,615	408,069
Fidelity Series Floating Rate High Income Fund	28,257	340	1,410	339	(4)	(58)	27,125
Fidelity Series Government Money Market Fund 1.10%	2,226,650	272,971	115,233	6,305	--	--	2,384,388
Fidelity Series Growth & Income Fund	235,591	7,404	18,816	1,819	70	(313)	223,936
Fidelity Series Growth Company Fund	202,742	4	20,807	--	1,860	13,491	197,290
Fidelity Series High Income Fund	169,753	2,374	8,325	2,371	(4)	493	164,291
Fidelity Series Inflation-Protected Bond Index Fund	430,047	10,657	21,545	180	27	1,289	420,475
Fidelity Series International Credit Fund	5,663	22	10	22	--	57	5,732
Fidelity Series International Growth Fund	327,958	5	40,305	--	1,557	11,720	300,935
Fidelity Series International Small Cap Fund	75,432	1	5,552	--	304	2,487	72,672
Fidelity Series International Value Fund	331,860	5	40,540	--	1,727	7,970	301,022
Fidelity Series Intrinsic Opportunities Fund	240,891	7,969	20,254	1,726	262	1,595	230,463
Fidelity Series Investment Grade Bond Fund	4,250,329	69,436	207,652	27,569	623	(7,554)	4,105,182
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	126,896	6,789	1,024	(16)	(720)	225,580
Fidelity Series Opportunistic Insights Fund	112,951	2	12,328	--	898	7,044	108,567
Fidelity Series Real Estate Equity Fund	20,423	1,198	1,127	103	--	(764)	19,730
Fidelity Series Real Estate Income Fund	53,628	1,157	2,650	761	(1)	(699)	51,435
Fidelity Series Short-Term Credit Fund	947,882	3,579	275,430	3,564	(35)	(675)	675,321
Fidelity Series Small Cap Discovery Fund	30,163	59	2,234	--	77	1,380	29,445
Fidelity Series Small Cap Opportunities Fund	91,011	6,622	9,082	172	45	(773)	87,823
Fidelity Series Stock Selector Large Cap Value Fund	176,654	2	12,002	--	464	2,570	167,688
Fidelity Series Value Discovery Fund	124,457	1,526	8,357	--	89	840	118,555
Total	$11,347,653	$554,052	$1,039,962	$47,559	$27,300	$65,313	$10,954,356

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

October 31, 2017

RW42-QTLY-1217
1.867292.110

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	14,697	$249,410
Fidelity Series 1000 Value Index Fund (a)	23,984	303,636
Fidelity Series All-Sector Equity Fund (a)	34,407	471,026
Fidelity Series Blue Chip Growth Fund (a)	35,283	486,904
Fidelity Series Commodity Strategy Fund (a)	79,510	424,582
Fidelity Series Growth & Income Fund (a)	71,893	1,092,062
Fidelity Series Growth Company Fund (a)	53,744	962,015
Fidelity Series Intrinsic Opportunities Fund (a)	66,252	1,155,440
Fidelity Series Opportunistic Insights Fund (a)	27,733	529,422
Fidelity Series Real Estate Equity Fund (a)	7,426	94,982
Fidelity Series Small Cap Discovery Fund (a)	11,645	143,579
Fidelity Series Small Cap Opportunities Fund (a)	30,033	428,268
Fidelity Series Stock Selector Large Cap Value Fund (a)	61,208	812,230
Fidelity Series Value Discovery Fund (a)	42,920	578,137
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,144,048)		7,731,693

International Equity Funds - 19.8%
Fidelity Series Canada Fund (a)	11,157	118,929
Fidelity Series Emerging Markets Fund (a)	63,708	1,360,167
Fidelity Series International Growth Fund (a)	73,299	1,188,912
Fidelity Series International Small Cap Fund (a)	15,801	287,111
Fidelity Series International Value Fund (a)	109,508	1,189,255
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,818,913)		4,144,374

Bond Funds - 35.6%
Fidelity Series Emerging Markets Debt Fund (a)	11,796	123,390
Fidelity Series Floating Rate High Income Fund (a)	5,321	50,654
Fidelity Series High Income Fund (a)	31,538	308,129
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,918	346,036
Fidelity Series International Credit Fund (a)	1,145	11,562
Fidelity Series Investment Grade Bond Fund (a)	539,395	6,084,379
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,027	420,715
Fidelity Series Real Estate Income Fund (a)	8,577	95,980
TOTAL BOND FUNDS
(Cost $7,441,516)		7,440,845

Short-Term Funds - 7.8%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	1,258,764	1,258,764
Fidelity Series Short-Term Credit Fund (a)	36,331	362,951
TOTAL SHORT-TERM FUNDS
(Cost $1,622,075)		1,621,715
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $20,026,552)		20,938,627
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,450)
NET ASSETS - 100%		$20,926,177

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$2	$47,005	$--	$24,480	$(11,945)	$249,410
Fidelity Series 1000 Value Index Fund	346,809	2,439	53,249	--	1,677	5,960	303,636
Fidelity Series All-Sector Equity Fund	533,638	3,414	86,288	--	2,593	17,669	471,026
Fidelity Series Blue Chip Growth Fund	540,491	44,604	88,940	988	488	(9,739)	486,904
Fidelity Series Canada Fund	--	126,931	11,015	--	110	2,903	118,929
Fidelity Series Commodity Strategy Fund	472,418	7,050	63,583	673	1,087	7,610	424,582
Fidelity Series Emerging Markets Debt Fund	138,878	2,060	19,052	2,060	29	1,475	123,390
Fidelity Series Emerging Markets Fund	1,760,859	14	503,613	--	46,103	56,804	1,360,167
Fidelity Series Floating Rate High Income Fund	57,981	663	7,864	662	(14)	(112)	50,654
Fidelity Series Government Money Market Fund 1.10%	1,285,321	157,472	184,029	3,431	--	--	1,258,764
Fidelity Series Growth & Income Fund	1,247,824	43,239	196,442	9,052	384	(2,943)	1,092,062
Fidelity Series Growth Company Fund	1,073,827	7	186,302	--	12,755	61,728	962,015
Fidelity Series High Income Fund	348,435	4,635	45,747	4,633	(102)	908	308,129
Fidelity Series Inflation-Protected Bond Index Fund	380,397	16,845	52,338	152	(22)	1,154	346,036
Fidelity Series International Credit Fund	11,922	44	520	44	2	114	11,562
Fidelity Series International Growth Fund	1,410,808	11	273,800	--	7,662	44,231	1,188,912
Fidelity Series International Small Cap Fund	324,488	2	48,390	--	2,123	8,888	287,111
Fidelity Series International Value Fund	1,427,603	10	275,882	--	9,467	28,057	1,189,255
Fidelity Series Intrinsic Opportunities Fund	1,224,498	40,498	118,929	8,777	1,730	7,643	1,155,440
Fidelity Series Investment Grade Bond Fund	6,850,449	160,754	916,641	42,362	1,917	(12,100)	6,084,379
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	242,998	40,231	2,027	(268)	(1,173)	420,715
Fidelity Series Opportunistic Insights Fund	598,299	5	107,662	--	6,059	32,721	529,422
Fidelity Series Real Estate Equity Fund	108,752	6,877	16,719	511	(68)	(3,860)	94,982
Fidelity Series Real Estate Income Fund	110,026	2,243	14,925	1,474	11	(1,375)	95,980
Fidelity Series Short-Term Credit Fund	526,317	1,959	164,909	1,955	(54)	(362)	362,951
Fidelity Series Small Cap Discovery Fund	159,754	2,604	25,740	--	547	6,414	143,579
Fidelity Series Small Cap Opportunities Fund	482,038	32,729	81,811	859	48	(4,736)	428,268
Fidelity Series Stock Selector Large Cap Value Fund	935,649	3,619	141,648	--	4,434	10,176	812,230
Fidelity Series Value Discovery Fund	659,173	16,328	101,276	--	796	3,116	578,137
Total	$23,519,921	$920,056	$3,874,550	$79,660	$123,974	$249,226	$20,938,627

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

October 31, 2017

RW36-QTLY-1217
1.858599.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 30.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,269	$89,415
Fidelity Series 1000 Value Index Fund (a)	8,598	108,853
Fidelity Series All-Sector Equity Fund (a)	12,335	168,871
Fidelity Series Blue Chip Growth Fund (a)	12,651	174,580
Fidelity Series Commodity Strategy Fund (a)	35,077	187,314
Fidelity Series Growth & Income Fund (a)	25,774	391,510
Fidelity Series Growth Company Fund (a)	19,269	344,915
Fidelity Series Intrinsic Opportunities Fund (a)	23,072	402,377
Fidelity Series Opportunistic Insights Fund (a)	9,943	189,808
Fidelity Series Real Estate Equity Fund (a)	2,691	34,423
Fidelity Series Small Cap Discovery Fund (a)	4,175	51,479
Fidelity Series Small Cap Opportunities Fund (a)	10,767	153,542
Fidelity Series Stock Selector Large Cap Value Fund (a)	22,093	293,170
Fidelity Series Value Discovery Fund (a)	15,388	207,270
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,613,925)		2,797,527

International Equity Funds - 17.0%
Fidelity Series Canada Fund (a)	4,137	44,099
Fidelity Series Emerging Markets Fund (a)	24,993	533,599
Fidelity Series International Growth Fund (a)	27,180	440,854
Fidelity Series International Small Cap Fund (a)	5,859	106,463
Fidelity Series International Value Fund (a)	40,606	440,981
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,445,259)		1,565,996

Bond Funds - 37.2%
Fidelity Series Emerging Markets Debt Fund (a)	5,248	54,895
Fidelity Series Floating Rate High Income Fund (a)	2,365	22,514
Fidelity Series High Income Fund (a)	13,924	136,040
Fidelity Series Inflation-Protected Bond Index Fund (a)	23,593	233,810
Fidelity Series International Credit Fund (a)	418	4,221
Fidelity Series Investment Grade Bond Fund (a)	243,630	2,748,153
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,097	193,567
Fidelity Series Real Estate Income Fund (a)	3,821	42,758
TOTAL BOND FUNDS
(Cost $3,437,316)		3,435,958

Short-Term Funds - 15.6%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	1,121,939	1,121,939
Fidelity Series Short-Term Credit Fund (a)	32,073	320,405
TOTAL SHORT-TERM FUNDS
(Cost $1,442,649)		1,442,344
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,939,149)		9,241,825
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,727)
NET ASSETS - 100%		$9,237,098

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$11,848	$8,591	$--	$363	$3,805	$89,415
Fidelity Series 1000 Value Index Fund	100,176	14,340	8,170	--	(32)	2,539	108,853
Fidelity Series All-Sector Equity Fund	154,130	22,139	14,312	--	40	6,874	168,871
Fidelity Series Blue Chip Growth Fund	156,097	36,729	16,234	312	23	(2,035)	174,580
Fidelity Series Canada Fund	--	44,424	1,862	--	4	1,533	44,099
Fidelity Series Commodity Strategy Fund	161,221	30,972	8,579	249	58	3,642	187,314
Fidelity Series Emerging Markets Debt Fund	49,186	8,009	2,870	812	(1)	571	54,895
Fidelity Series Emerging Markets Fund	552,536	71,787	126,669	--	7,219	28,726	533,599
Fidelity Series Floating Rate High Income Fund	20,546	3,194	1,185	261	(2)	(39)	22,514
Fidelity Series Government Money Market Fund 1.10%	900,350	271,748	50,159	2,691	--	--	1,121,939
Fidelity Series Growth & Income Fund	360,403	63,434	31,906	3,029	(375)	(46)	391,510
Fidelity Series Growth Company Fund	310,145	45,182	35,697	--	390	24,895	344,915
Fidelity Series High Income Fund	123,355	19,345	7,035	1,827	(29)	404	136,040
Fidelity Series Inflation-Protected Bond Index Fund	206,092	38,012	10,905	92	6	605	233,810
Fidelity Series International Credit Fund	4,230	16	67	16	--	42	4,221
Fidelity Series International Growth Fund	421,287	58,921	57,239	--	471	17,414	440,854
Fidelity Series International Small Cap Fund	96,906	14,158	8,442	--	20	3,821	106,463
Fidelity Series International Value Fund	426,358	59,185	57,357	--	292	12,503	440,981
Fidelity Series Intrinsic Opportunities Fund	400,447	69,221	70,754	2,989	410	3,053	402,377
Fidelity Series Investment Grade Bond Fund	2,451,457	429,138	127,076	16,879	(186)	(5,180)	2,748,153
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	127,884	4,667	783	(29)	(772)	193,567
Fidelity Series Opportunistic Insights Fund	172,792	24,951	21,201	--	326	12,940	189,808
Fidelity Series Real Estate Equity Fund	31,191	6,370	1,887	160	(16)	(1,235)	34,423
Fidelity Series Real Estate Income Fund	39,028	6,501	2,248	567	(3)	(520)	42,758
Fidelity Series Short-Term Credit Fund	375,312	49,221	103,784	1,537	(36)	(308)	320,405
Fidelity Series Small Cap Discovery Fund	46,135	6,599	3,697	--	(16)	2,458	51,479
Fidelity Series Small Cap Opportunities Fund	139,218	30,378	15,224	271	(55)	(775)	153,542
Fidelity Series Stock Selector Large Cap Value Fund	270,245	38,585	20,258	--	(59)	4,657	293,170
Fidelity Series Value Discovery Fund	190,393	29,059	13,727	--	(91)	1,636	207,270
Total	$8,312,377	$1,631,350	$831,802	$32,475	$8,692	$121,208	$9,241,825

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Valuation techniques used to value the Fund’s investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

October 31, 2017

RW40-QTLY-1217
1.867287.110

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	7,768	$131,824
Fidelity Series 1000 Value Index Fund (a)	12,676	160,482
Fidelity Series All-Sector Equity Fund (a)	18,186	248,961
Fidelity Series Blue Chip Growth Fund (a)	18,650	257,368
Fidelity Series Commodity Strategy Fund (a)	42,420	226,521
Fidelity Series Growth & Income Fund (a)	37,999	577,199
Fidelity Series Growth Company Fund (a)	28,407	508,487
Fidelity Series Intrinsic Opportunities Fund (a)	33,698	587,693
Fidelity Series Opportunistic Insights Fund (a)	14,658	279,825
Fidelity Series Real Estate Equity Fund (a)	3,956	50,597
Fidelity Series Small Cap Discovery Fund (a)	6,155	75,891
Fidelity Series Small Cap Opportunities Fund (a)	15,874	226,362
Fidelity Series Stock Selector Large Cap Value Fund (a)	32,571	432,214
Fidelity Series Value Discovery Fund (a)	22,685	305,573
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,824,018)		4,068,997

International Equity Funds - 19.7%
Fidelity Series Canada Fund (a)	5,900	62,892
Fidelity Series Emerging Markets Fund (a)	33,789	721,395
Fidelity Series International Growth Fund (a)	38,762	628,725
Fidelity Series International Small Cap Fund (a)	8,356	151,832
Fidelity Series International Value Fund (a)	57,910	628,905
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,035,317)		2,193,749

Bond Funds - 32.8%
Fidelity Series Emerging Markets Debt Fund (a)	6,306	65,962
Fidelity Series Floating Rate High Income Fund (a)	2,848	27,109
Fidelity Series High Income Fund (a)	16,724	163,393
Fidelity Series Inflation-Protected Bond Index Fund (a)	19,053	188,810
Fidelity Series International Credit Fund (a)	424	4,283
Fidelity Series Investment Grade Bond Fund (a)	258,427	2,915,052
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,788	234,659
Fidelity Series Real Estate Income Fund (a)	4,587	51,333
TOTAL BOND FUNDS
(Cost $3,654,007)		3,650,601

Short-Term Funds - 11.1%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	965,564	965,564
Fidelity Series Short-Term Credit Fund (a)	27,674	276,463
TOTAL SHORT-TERM FUNDS
(Cost $1,242,275)		1,242,027
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,755,617)		11,155,374
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,928)
NET ASSETS - 100%		$11,149,446

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$38,683	$14,294	$--	$1,047	$4,872	$131,824
Fidelity Series 1000 Value Index Fund	124,192	47,153	14,714	--	83	3,768	160,482
Fidelity Series All-Sector Equity Fund	191,084	72,691	24,795	--	193	9,788	248,961
Fidelity Series Blue Chip Growth Fund	193,535	94,569	27,468	450	(438)	(2,830)	257,368
Fidelity Series Canada Fund	--	62,280	2,006	--	--	2,618	62,892
Fidelity Series Commodity Strategy Fund	173,011	65,542	16,601	310	61	4,508	226,521
Fidelity Series Emerging Markets Debt Fund	49,942	20,360	4,938	905	3	595	65,962
Fidelity Series Emerging Markets Fund	623,421	232,456	179,711	--	2,727	42,502	721,395
Fidelity Series Floating Rate High Income Fund	20,858	8,303	2,022	292	(1)	(29)	27,109
Fidelity Series Government Money Market Fund 1.10%	655,069	376,405	65,910	2,158	--	--	965,564
Fidelity Series Growth & Income Fund	446,802	184,050	56,133	4249	24	2,456	577,199
Fidelity Series Growth Company Fund	384,039	147,904	59,253	--	937	34,860	508,487
Fidelity Series High Income Fund	125,297	49,729	12,226	2,039	3	590	163,393
Fidelity Series Inflation-Protected Bond Index Fund	140,110	62,200	13,851	69	(10)	361	188,810
Fidelity Series International Credit Fund	4,186	55	--	16	--	42	4,283
Fidelity Series International Growth Fund	504,629	188,457	89,210	--	284	24,565	628,725
Fidelity Series International Small Cap Fund	116,066	46,199	15,885	--	116	5,336	151,832
Fidelity Series International Value Fund	510,594	185,226	85,327	--	296	18,116	628,905
Fidelity Series Intrinsic Opportunities Fund	450,393	186,134	53,386	3936	(584)	5,136	587,693
Fidelity Series Investment Grade Bond Fund	2,195,974	939,568	213,687	16592	(180)	(6,623)	2,915,052
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	165,715	7,008	908	(37)	(1,053)	234,659
Fidelity Series Opportunistic Insights Fund	214,213	81,601	34,770	--	510	18,271	279,825
Fidelity Series Real Estate Equity Fund	38,564	17,950	4,175	223	(10)	(1,732)	50,597
Fidelity Series Real Estate Income Fund	39,586	16,224	3,868	647	(22)	(587)	51,333
Fidelity Series Short-Term Credit Fund	275,847	92,291	91,347	1,234	(75)	(253)	276,463
Fidelity Series Small Cap Discovery Fund	57,213	22,079	7,190	--	42	3,747	75,891
Fidelity Series Small Cap Opportunities Fund	172,614	80,820	26,146	392	(134)	(792)	226,362
Fidelity Series Stock Selector Large Cap Value Fund	334,432	126,456	35,722	--	257	6,791	432,214
Fidelity Series Value Discovery Fund	236,033	93,955	27,515	--	41	3,059	305,573
Total	$8,456,262	$3,705,055	$1,189,158	$34420	$5,133	$178,082	$11,155,374

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

October 31, 2017

RW24-QTLY-1217
1.858587.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,976	$50,505
Fidelity Series 1000 Value Index Fund (a)	4,857	61,485
Fidelity Series All-Sector Equity Fund (a)	6,967	95,384
Fidelity Series Blue Chip Growth Fund (a)	7,146	98,609
Fidelity Series Commodity Strategy Fund (a)	41,169	219,840
Fidelity Series Growth & Income Fund (a)	14,558	221,137
Fidelity Series Growth Company Fund (a)	10,884	194,823
Fidelity Series Intrinsic Opportunities Fund (a)	13,110	228,633
Fidelity Series Opportunistic Insights Fund (a)	5,616	107,210
Fidelity Series Real Estate Equity Fund (a)	1,523	19,479
Fidelity Series Small Cap Discovery Fund (a)	2,358	29,076
Fidelity Series Small Cap Opportunities Fund (a)	6,082	86,724
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,479	165,592
Fidelity Series Value Discovery Fund (a)	8,691	117,072
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,582,048)		1,695,569

International Equity Funds - 10.2%
Fidelity Series Canada Fund (a)	2,789	29,727
Fidelity Series Emerging Markets Fund (a)	18,875	402,972
Fidelity Series International Growth Fund (a)	18,322	297,182
Fidelity Series International Small Cap Fund (a)	3,950	71,765
Fidelity Series International Value Fund (a)	27,373	297,268
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,010,404)		1,098,914

Bond Funds - 46.2%
Fidelity Series Emerging Markets Debt Fund (a)	6,245	65,324
Fidelity Series Floating Rate High Income Fund (a)	2,817	26,816
Fidelity Series High Income Fund (a)	16,634	162,516
Fidelity Series Inflation-Protected Bond Index Fund (a)	41,904	415,273
Fidelity Series International Credit Fund (a)	505	5,096
Fidelity Series Investment Grade Bond Fund (a)	359,368	4,053,671
Fidelity Series Long-Term Treasury Bond Index Fund (a)	25,382	222,346
Fidelity Series Real Estate Income Fund (a)	4,535	50,743
TOTAL BOND FUNDS
(Cost $5,002,240)		5,001,785

Short-Term Funds - 27.9%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	2,354,746	2,354,746
Fidelity Series Short-Term Credit Fund (a)	66,758	666,914
TOTAL SHORT-TERM FUNDS
(Cost $3,022,302)		3,021,660
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,616,994)		10,817,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,475)
NET ASSETS - 100%		$10,813,453

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$4,671	$5,487	$--	$128	$2,384	$50,505
Fidelity Series 1000 Value Index Fund	59,653	5,662	5,429	--	73	1,526	61,485
Fidelity Series All-Sector Equity Fund	91,767	8,758	9,325	--	193	3,991	95,384
Fidelity Series Blue Chip Growth Fund	92,951	17,542	10,371	192	(129)	(1,384)	98,609
Fidelity Series Canada Fund	--	31,447	2,161	--	28	413	29,727
Fidelity Series Commodity Strategy Fund	211,763	20,250	16,805	336	71	4,561	219,840
Fidelity Series Emerging Markets Debt Fund	61,666	7,273	4,345	1,024	(3)	733	65,324
Fidelity Series Emerging Markets Fund	490,145	33,023	151,821	--	12,406	19,219	402,972
Fidelity Series Floating Rate High Income Fund	25,746	2,932	1,810	329	(2)	(50)	26,816
Fidelity Series Government Money Market Fund 1.10%	2,030,693	475,571	151,518	6,132	--	--	2,354,746
Fidelity Series Growth & Income Fund	214,553	27,502	20,972	1,847	14	40	221,137
Fidelity Series Growth Company Fund	183,716	17,814	21,763	--	714	14,342	194,823
Fidelity Series High Income Fund	154,714	17,854	10,606	2,305	27	527	162,516
Fidelity Series Inflation-Protected Bond Index Fund	392,177	49,597	27,622	175	(52)	1,173	415,273
Fidelity Series International Credit Fund	4,963	83	--	20	--	50	5,096
Fidelity Series International Growth Fund	298,725	26,964	41,665	--	955	12,203	297,182
Fidelity Series International Small Cap Fund	68,692	6,642	6,325	--	96	2,660	71,765
Fidelity Series International Value Fund	302,189	27,102	41,639	--	722	8,894	297,268
Fidelity Series Intrinsic Opportunities Fund	212,114	27,358	12,865	1,594	(53)	2,079	228,633
Fidelity Series Investment Grade Bond Fund	3,875,896	456,150	270,484	26,788	(491)	(7,400)	4,053,671
Fidelity Series Long-Term Treasury Bond Index Fund	95,279	137,216	9,301	995	(102)	(746)	222,346
Fidelity Series Opportunistic Insights Fund	102,882	9,842	13,365	--	527	7,324	107,210
Fidelity Series Real Estate Equity Fund	18,859	2,721	1,377	99	(10)	(714)	19,479
Fidelity Series Real Estate Income Fund	48,806	5,991	3,403	722	(19)	(632)	50,743
Fidelity Series Short-Term Credit Fund	863,477	69,812	265,651	3,459	(49)	(675)	666,914
Fidelity Series Small Cap Discovery Fund	27,473	2,699	2,602	--	69	1,437	29,076
Fidelity Series Small Cap Opportunities Fund	82,893	14,295	9,978	167	(10)	(476)	86,724
Fidelity Series Stock Selector Large Cap Value Fund	160,891	15,255	13,594	--	127	2,913	165,592
Fidelity Series Value Discovery Fund	113,333	12,500	9,824	--	38	1,025	117,072
Total	$10,334,825	$1,534,526	$1,142,108	$46,184	$15,268	$75,417	$10,817,928

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

October 31, 2017

RW34-QTLY-1217
1.858597.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,615	$44,383
Fidelity Series 1000 Value Index Fund (a)	4,268	54,032
Fidelity Series All-Sector Equity Fund (a)	6,123	83,823
Fidelity Series Blue Chip Growth Fund (a)	6,279	86,655
Fidelity Series Commodity Strategy Fund (a)	18,439	98,465
Fidelity Series Growth & Income Fund (a)	12,793	194,333
Fidelity Series Growth Company Fund (a)	9,564	171,204
Fidelity Series Intrinsic Opportunities Fund (a)	11,446	199,626
Fidelity Series Opportunistic Insights Fund (a)	4,935	94,214
Fidelity Series Real Estate Equity Fund (a)	1,336	17,087
Fidelity Series Small Cap Discovery Fund (a)	2,072	25,552
Fidelity Series Small Cap Opportunities Fund (a)	5,345	76,214
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,966	145,521
Fidelity Series Value Discovery Fund (a)	7,638	102,883
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,276,800)		1,393,992

International Equity Funds - 16.3%
Fidelity Series Canada Fund (a)	2,075	22,118
Fidelity Series Emerging Markets Fund (a)	12,714	271,449
Fidelity Series International Growth Fund (a)	13,632	221,116
Fidelity Series International Small Cap Fund (a)	2,939	53,395
Fidelity Series International Value Fund (a)	20,366	221,179
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $726,695)		789,257

Bond Funds - 39.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,760	28,868
Fidelity Series Floating Rate High Income Fund (a)	1,249	11,895
Fidelity Series High Income Fund (a)	7,357	71,876
Fidelity Series Inflation-Protected Bond Index Fund (a)	13,418	132,968
Fidelity Series International Credit Fund (a)	285	2,877
Fidelity Series Investment Grade Bond Fund (a)	137,828	1,554,697
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,141	97,591
Fidelity Series Real Estate Income Fund (a)	2,005	22,435
TOTAL BOND FUNDS
(Cost $1,923,404)		1,923,207

Short-Term Funds - 15.4%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	581,135	581,135
Fidelity Series Short-Term Credit Fund (a)	16,631	166,140
TOTAL SHORT-TERM FUNDS
(Cost $747,438)		747,275
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,674,337)		4,853,731
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,533)
NET ASSETS - 100%		$4,851,198

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$2	$10,221	$--	$6,687	$(4,354)	$44,383
Fidelity Series 1000 Value Index Fund	63,856	4	11,288	--	463	997	54,032
Fidelity Series All-Sector Equity Fund	98,245	3	18,196	--	704	3,067	83,823
Fidelity Series Blue Chip Growth Fund	99,489	8,784	19,307	196	(333)	(1,978)	86,655
Fidelity Series Canada Fund	--	26,203	4,490	--	40	365	22,118
Fidelity Series Commodity Strategy Fund	113,961	176	17,784	173	434	1,678	98,465
Fidelity Series Emerging Markets Debt Fund	33,243	499	5,262	498	40	348	28,868
Fidelity Series Emerging Markets Fund	370,928	11	121,595	--	11,939	10,166	271,449
Fidelity Series Floating Rate High Income Fund	13,880	161	2,111	160	(8)	(27)	11,895
Fidelity Series Government Money Market Fund 1.10%	604,340	76,071	99,276	1,636	--	--	581,135
Fidelity Series Growth & Income Fund	229,739	7,062	42,099	1,591	358	(727)	194,333
Fidelity Series Growth Company Fund	197,669	5	40,361	--	3,218	10,673	171,204
Fidelity Series High Income Fund	83,398	1,124	12,863	1,121	9	208	71,876
Fidelity Series Inflation-Protected Bond Index Fund	150,836	5,190	23,542	61	33	451	132,968
Fidelity Series International Credit Fund	2,837	12	--	11	--	28	2,877
Fidelity Series International Growth Fund	271,259	9	60,429	--	2,211	8,066	221,116
Fidelity Series International Small Cap Fund	62,394	3	11,147	--	565	1,580	53,395
Fidelity Series International Value Fund	274,515	8	60,950	--	2,653	4,953	221,179
Fidelity Series Intrinsic Opportunities Fund	226,932	7,510	36,014	1,626	197	1,001	199,626
Fidelity Series Investment Grade Bond Fund	1,787,242	48,239	278,609	11,160	984	(3,159)	1,554,697
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	52,698	6,625	481	(2)	(284)	97,591
Fidelity Series Opportunistic Insights Fund	110,142	3	23,007	--	1,379	5,697	94,214
Fidelity Series Real Estate Equity Fund	20,045	967	3,196	102	(20)	(709)	17,087
Fidelity Series Real Estate Income Fund	26,338	573	4,122	376	(28)	(326)	22,435
Fidelity Series Short-Term Credit Fund	252,449	943	87,064	935	(22)	(166)	166,140
Fidelity Series Small Cap Discovery Fund	29,410	1	5,145	--	169	1,117	25,552
Fidelity Series Small Cap Opportunities Fund	88,740	6,515	17,883	171	(266)	(892)	76,214
Fidelity Series Stock Selector Large Cap Value Fund	172,272	5	29,703	--	1,255	1,692	145,521
Fidelity Series Value Discovery Fund	121,363	790	20,041	--	292	479	102,883
Total	$5,609,595	$243,571	$1,072,330	$20,298	$32,951	$39,944	$4,853,731

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepaymentspeeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Valuation techniques used to valuethe Fund’s investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2017

MOG-QTLY-1217
1.809097.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)(b)
(Cost $303)	303	299
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $303)		299

U.S. Government Agency - Mortgage Securities - 90.5%
Fannie Mae - 0.6%
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (c)(d)	47	49
12 month U.S. LIBOR + 1.495% 2.962% 1/1/35 (c)(d)	173	178
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (c)(d)	161	168
12 month U.S. LIBOR + 1.617% 3.189% 3/1/33 (c)(d)	113	118
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (c)(d)	120	127
12 month U.S. LIBOR + 1.690% 3.498% 8/1/35 (c)(d)	369	390
12 month U.S. LIBOR + 1.718% 3.45% 5/1/35 (c)(d)	345	363
12 month U.S. LIBOR + 1.728% 3.381% 11/1/36 (c)(d)	222	234
12 month U.S. LIBOR + 2.176% 3.788% 8/1/35 (c)(d)	406	424
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (c)(d)	25	26
6 month U.S. LIBOR + 1.535% 2.91% 12/1/34 (c)(d)	52	54
6 month U.S. LIBOR + 1.535% 2.91% 3/1/35 (c)(d)	30	31
6 month U.S. LIBOR + 1.550% 2.972% 9/1/33 (c)(d)	503	521
6 month U.S. LIBOR + 1.556% 2.958% 10/1/33 (c)(d)	21	22
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (c)(d)	29	30
U.S. TREASURY 1 YEAR INDEX + 2.146% 2.96% 7/1/36 (c)(d)	140	147
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.812% 10/1/33 (c)(d)	55	58
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.326% 7/1/34 (c)(d)	679	721
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.295% 9/1/34 (c)(d)	424	450
2.5% 11/1/32 (e)	900	904
2.5% 11/1/32 (e)	2,000	2,008
3.5% 11/1/47 (e)	200	206
3.5% 11/1/47 (e)	200	206
3.525% 7/1/42	104	107
4% 3/1/46 to 11/1/46	15,676	16,526
4% 11/1/47 (e)	3,700	3,883
5.5% 3/1/18 to 3/1/20	135	140
8.5% 12/1/27	45	52
9.5% 9/1/30	12	14
		28,157
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (c)(d)	32	33
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (c)(d)	186	195
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (c)(d)	197	203
12 month U.S. LIBOR + 1.860% 3.61% 8/1/34 (c)(d)	127	134
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (c)(d)	145	154
12 month U.S. LIBOR + 1.961% 3.807% 6/1/33 (c)(d)	883	935
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (c)(d)	3	3
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (c)(d)	124	128
6 month U.S. LIBOR + 1.932% 3.265% 10/1/36 (c)(d)	338	349
6 month U.S. LIBOR + 1.976% 3.373% 10/1/35 (c)(d)	227	238
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (c)(d)	317	330
U.S. TREASURY 1 YEAR INDEX + 2.229% 2.903% 12/1/35 (c)(d)	2,032	2,152
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.215% 6/1/33 (c)(d)	720	761
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.168% 3/1/35 (c)(d)	1,340	1,414
8.5% 6/1/25	14	15
9.5% 7/1/30	15	16
		7,060
Ginnie Mae - 89.8%
3% 5/15/27 to 10/20/47 (e)	1,225,812	1,243,654
3.7% 10/15/42	12,031	12,605
4% 5/15/44	3,198	3,398
4.5% 7/15/33 to 9/15/41	160,272	173,341
4.75% 7/15/40	1,372	1,490
4.875% 9/15/39 to 12/15/39	8,135	8,872
5.09% 4/15/36 to 11/15/36	6,809	7,519
5.15% 2/15/36 to 4/15/36	867	944
5.2% 7/15/36	66	72
5.25% 4/15/36 to 4/15/37	943	1,029
5.39% 5/15/36	356	390
5.4% 8/15/36	93	103
5.45% 2/15/37	869	957
5.5% 12/20/18 to 2/20/42	10,777	12,050
5.6% 11/15/36	479	529
5.65% 4/15/37	214	237
5.85% 1/15/37	117	130
6.45% 1/15/32 to 8/15/32	375	440
6.5% 5/15/23 to 1/15/39	9,800	11,194
7% 4/15/22 to 9/20/34	18,859	21,885
7.25% 9/15/27	42	48
7.5% 9/15/21 to 9/20/32	7,578	8,768
8% 1/15/20 to 9/15/31	2,081	2,430
8.5% 9/15/21 to 2/15/31	171	206
9% 9/15/19 to 5/15/30	134	146
10.5% 10/15/18	0	0
2.5% 2/20/41 to 3/20/43	50,813	50,272
3% 11/1/47 (e)	50,000	50,582
3% 11/1/47 (e)	42,600	43,096
3% 11/1/47 (e)	74,400	75,266
3% 11/1/47 (e)	11,200	11,330
3.25% 2/20/41 to 7/20/46	2,759	2,830
3.5% 9/15/26 to 11/20/46 (a)(b)(f)	1,466,296	1,528,095
3.5% 11/1/47 (e)	26,300	27,279
3.5% 11/1/47 (e)	26,000	26,968
3.74% 7/20/42 to 8/20/42	1,582	1,656
3.75% 10/20/41 to 7/20/47	31,753	33,166
4% 2/20/33 to 4/20/47	693,493	735,284
4% 11/1/47 (e)	175,800	184,593
4% 11/1/47 (e)	126,680	133,016
4.25% 1/20/46	684	726
5% 8/15/18 to 4/15/41	122,995	135,542
5.35% 4/20/29 to 12/20/30	11,508	12,547
6% 12/15/23 to 3/15/39	16,218	18,541
7.395% 6/20/25 to 2/20/27	546	610
		4,583,836
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,613,268)		4,619,053

Collateralized Mortgage Obligations - 19.0%
U.S. Government Agency - 19.0%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,788	1,926
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (c)(g)	$293	$61
Series 339 Class 5, 5.5% 7/25/33 (g)	368	72
Series 343 Class 16, 5.5% 5/25/34 (g)	318	57
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	685	810
Series 40 Class K, 6.5% 8/17/24	192	210
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,457	1,703
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	6,138	6,813
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 1.5889% 5/20/31 (c)(d)	132	132
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 1.6389% 6/16/32 (c)(d)	155	156
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4511% 6/16/37 (c)(g)(h)	1,781	355
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 1.9889% 6/16/38 (c)(d)	371	375
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 1.8189% 7/20/38 (c)(d)	1,209	1,220
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 1.8889% 10/16/40 (c)(d)	2,666	2,704
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.7867% 3/20/60 (c)(d)(i)	23,659	23,693
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5656% 7/20/60 (c)(d)(i)	13,487	13,393
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5306% 9/20/60 (c)(d)(i)	16,501	16,375
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5306% 8/20/60 (c)(d)(i)	18,364	18,253
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6106% 12/20/60 (c)(d)(i)	5,564	5,534
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 12/20/60 (c)(d)(i)	9,428	9,428
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 2/20/61 (c)(d)(i)	4,175	4,175
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7206% 2/20/61 (c)(d)(i)	22,500	22,495
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 4/20/61 (c)(d)(i)	7,768	7,768
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (c)(d)(i)	9,221	9,208
Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (c)(d)(i)	8,384	8,378
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7606% 6/20/61 (c)(d)(i)	11,379	11,389
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8306% 10/20/61 (c)(d)(i)	12,870	12,907
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 1.5889% 4/16/42 (c)(d)	844	846
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 1.5389% 6/16/42 (c)(d)	914	915
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 11/20/61 (c)(d)(i)	11,196	11,254
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 1/20/62 (c)(d)(i)	7,537	7,576
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 1/20/62 (c)(d)(i)	11,143	11,176
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 3/20/62 (c)(d)(i)	7,129	7,155
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8806% 5/20/61 (c)(d)(i)	4,303	4,311
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7606% 7/20/60 (c)(d)(i)	23,654	23,700
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5106% 5/20/63 (c)(d)(i)	10,030	10,026
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4306% 4/20/63 (c)(d)(i)	12,861	12,847
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 1.5889% 1/20/46 (c)(d)	3,889	3,893
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,267	2,531
Series 2002-50 Class PE, 6% 7/20/32	2,712	3,061
Series 2003-74 Class PZ, 5.5% 8/20/33	3,808	4,407
Series 2004-19 Class DP, 5.5% 3/20/34	90	94
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,922
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,408
Series 2006-50 Class JC, 5% 6/20/36	3,208	3,429
Series 2010-117 Class E, 3% 10/20/39	10,076	10,228
Series 2010-158 Class MS, 0.100% x 1 month U.S. LIBOR 7.5222% 12/20/40 (c)(d)	5,627	6,361
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,709
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	2,773	322
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	29,403	4,806
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,068	1,185
Series 2001-49 Class Z, 7% 10/16/31	585	683
Series 2002-18 Class ZB, 6% 3/20/32	1,002	1,121
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.7111% 4/16/32 (c)(g)(h)	740	140
Series 2002-29:
Class SK, 43.200% - 1 month U.S. LIBOR 8.25% 5/20/32(c)(h)	90	109
Class Z, 6.5% 5/16/32	1,508	1,730
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,034	1,181
Series 2002-42 Class ZA, 6% 6/20/32	704	789
Series 2002-45 Class Z, 6% 6/20/32	421	474
Series 2003-75 Class ZA, 5.5% 9/20/33	2,554	2,840
Series 2004-24 Class ZM, 5% 4/20/34	5,543	6,010
Series 2004-46 Class BZ, 6% 6/20/34	3,111	3,530
Series 2004-86 Class G, 6% 10/20/34	6,273	7,666
Series 2005-26 Class ZA, 5.5% 1/20/35	19,369	21,471
Series 2005-28 Class AJ, 5.5% 4/20/35	4,920	5,080
Series 2005-47 Class ZY, 6% 6/20/35	8,368	9,676
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,174
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,878
Series 2006-2 Class Z, 5.5% 1/20/36	10,731	11,757
Series 2008-17 Class BN, 5% 2/20/38	4,470	4,805
Series 2010-160 Class DY, 4% 12/20/40	57,935	61,296
Series 2010-168 Class BG, 4% 4/20/40	9,185	9,768
Series 2010-170 Class B, 4% 12/20/40	9,297	9,836
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 7.0222% 2/16/41 (c)(h)	15,000	16,198
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,397
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 5.6856% 5/16/41 (c)(h)	35,735	37,611
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8806% 11/20/65 (c)(d)(i)	6,601	6,621
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 6.7111% 12/16/26 (c)(g)(h)	1,622	289
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 6.7111% 11/16/30(c)(g)(h)	1,159	189
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.8611% 2/16/31(c)(g)(h)	211	34
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.8611% 12/16/23 (c)(g)(h)	532	69
Class SP, 8.750% - 1 month U.S. LIBOR 7.5111% 9/16/26(c)(g)(h)	298	34
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 6.3411% 8/16/31 (c)(g)(h)	362	58
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 6.3611% 12/16/25 (c)(g)(h)	707	89
Class SL, 7.600% - 1 month U.S. LIBOR 6.3611% 5/16/30 (c)(g)(h)	1,046	168
Class SV, 8.250% - 1 month U.S. LIBOR 7.0111% 12/16/28 (c)(g)(h)	87	10
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.9611% 11/20/31 (c)(g)(h)	596	126
Class ST, 7.700% - 1 month U.S. LIBOR 6.4611% 8/16/27 (c)(g)(h)	247	41
Class SV, 9.300% - 1 month U.S. LIBOR 8.0611% 9/16/27(c)(g)(h)	584	68
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 6.8611% 2/20/29 (c)(g)(h)	1,412	307
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 6.8611% 3/16/32 (c)(g)(h)	1,808	349
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 6.2111% 1/16/32 (c)(g)(h)	374	53
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 5.3111% 12/16/29 (c)(g)(h)	1,825	285
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 5.3111% 5/20/33 (c)(g)(h)	762	148
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 5.2611% 5/16/34 (c)(g)(h)	540	94
Class SG, 6.500% - 1 month U.S. LIBOR 5.2639% 3/20/33 (c)(g)(h)	8,337	1,346
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.9611% 8/16/34(c)(g)(h)	3,215	686
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9611% 8/17/34 (c)(g)(h)	1,167	254
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 5.5639% 2/20/35 (c)(g)(h)	6,211	1,210
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,159
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 5.0639% 7/20/34(c)(g)(h)	6,335	1,083
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 9.2417% 3/20/36(c)(h)	6,065	7,252
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.7667% 6/16/37 (c)(h)	1,890	3,380
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 5.2539% 2/20/38(c)(g)(h)	2,722	471
Series 2009-13 Class E, 4.5% 3/16/39	5,158	5,376
Series 2009-42 Class AY, 5% 6/16/37	3,460	3,706
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.7111% 2/16/40 (c)(g)(h)	4,387	656
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.5667% 5/20/60 (c)(d)(i)	9,425	9,360
Series 2011-52 Class HI, 7% 4/16/41 (g)	794	184
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 4.7639% 4/20/41 (c)(g)(h)	11,698	1,865
Series 2012-103 Class IL, 3% 8/20/27 (g)	43,918	4,003
Series 2012-64 Class KI, 3.5% 11/20/36 (g)	2,076	148
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4611% 6/16/42 (c)(g)(h)	2,775	507
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0185% 4/20/39 (c)(h)	7,065	7,377
Class ST, 8.800% - 1 month U.S. LIBOR 7.1519% 8/20/39 (c)(h)	17,393	18,462
Series 2013-149 Class MA, 2.5% 5/20/40	65,952	65,756
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	10,816	2,154
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 7.0278% 3/20/41(c)(h)	49,828	54,819
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	60,894	61,167
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	24,681	24,793
Series 2015-H21:
Class HZ, 4.5614% 6/20/63 (c)(i)	5,498	5,828
Class JZ, 4.6608% 6/20/65 (c)(i)	1,103	1,187
Series 2016-146 Class AL, 5.9136% 5/20/40 (c)	5,952	6,779
Series 2016-17 Class A, 3% 2/16/46	38,993	39,560
Series 2017-75 Class PT, 5.7098% 4/20/47 (c)	32,801	36,466
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.58% 8/20/66 (c)(d)(i)	32,723	32,817
		966,815
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $961,260)		966,815

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(g)	4,432	25
Series 2001-12 Class X, 0.643% 7/16/40 (c)(g)	1,244	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6386% 9/16/42 (c)(g)	4,062	102
Series 2002-62 Class IO, 1.0884% 8/16/42 (c)(g)	2,202	30
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,449)		158
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.10% (j)
(Cost $25,200)	25,196,600	25,202
TOTAL INVESTMENT IN SECURITIES - 110.0%
(Cost $5,606,480)		5,611,527
NET OTHER ASSETS (LIABILITIES) - (10.0)%		(509,789)
NET ASSETS - 100%		$5,101,738

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 11/1/47	$(10,500)	$(10,622)
3% 11/1/47	(38,300)	(38,746)
3% 11/1/47	(19,450)	(19,676)
3% 11/1/47	(2,000)	(2,023)
3.5% 11/1/47	(7,000)	(7,261)
3.5% 11/1/47	(1,800)	(1,867)
3.5% 11/1/47	(2,500)	(2,593)
3.5% 11/1/47	(1,600)	(1,660)
3.5% 11/1/47	(3,500)	(3,630)
3.5% 11/1/47	(1,000)	(1,037)
3.5% 11/1/47	(5,000)	(5,186)
4% 11/1/47	(88,800)	(93,242)
4% 11/1/47	(36,500)	(38,326)
4% 11/1/47	(2,000)	(2,100)
TOTAL TBA SALE COMMITMENTS
(Proceeds $228,158)		$(227,969)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	638	Dec. 2017	$79,710	$1,283	$1,283
CBOT 2-Year U.S. Treasury Note Contracts (United States)	175	Dec. 2017	37,688	156	156
CBOT 5-Year U.S. Treasury Note Contracts (United States)	780	Dec. 2017	91,406	827	827
CBOT Long Term U.S. Treasury Bond Contracts (United States)	36	Dec. 2017	5,489	89	89
TOTAL FUTURES CONTRACTS					$2,355

The notional amount of futures sold as a percentage of Net Assets is 4.2%

Swaps

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR (3)	Quarterly	2.5%	Semi - annual	LCH	Dec. 2027	$69,400	$1,022	$0	$1,022

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,531,000.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $705,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,180,000.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$361
Total	$361

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$299	$--	$299	$--
U.S. Government Agency - Mortgage Securities	4,619,053	--	4,619,053	--
Collateralized Mortgage Obligations	966,815	--	966,815	--
Commercial Mortgage Securities	158	--	158	--
Money Market Funds	25,202	25,202	--	--
Total Investments in Securities:	$5,611,527	$25,202	$5,586,325	$--
Derivative Instruments:
Assets
Futures Contracts	$2,355	$2,355	$--	$--
Swaps	1,022	--	1,022	--
Total Assets	$3,377	$2,355	$1,022	$--
Total Derivative Instruments:	$3,377	$2,355	$1,022	$--
Other Financial Instruments:
TBA Sale Commitments	$(227,969)	$--	$(227,969)	$--
Total Other Financial Instruments:	$(227,969)	$--	$(227,969)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

October 31, 2017

RW30-QTLY-1217
1.858593.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	4,716	$80,026
Fidelity Series 1000 Value Index Fund (a)	7,695	97,422
Fidelity Series All-Sector Equity Fund (a)	11,040	151,137
Fidelity Series Blue Chip Growth Fund (a)	11,323	156,252
Fidelity Series Commodity Strategy Fund (a)	41,672	222,531
Fidelity Series Growth & Income Fund (a)	23,067	350,391
Fidelity Series Growth Company Fund (a)	17,246	308,699
Fidelity Series Intrinsic Opportunities Fund (a)	20,672	360,511
Fidelity Series Opportunistic Insights Fund (a)	8,899	169,876
Fidelity Series Real Estate Equity Fund (a)	2,416	30,897
Fidelity Series Small Cap Discovery Fund (a)	3,737	46,075
Fidelity Series Small Cap Opportunities Fund (a)	9,637	137,419
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,773	262,382
Fidelity Series Value Discovery Fund (a)	13,772	185,503
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,365,896)		2,559,121

International Equity Funds - 13.7%
Fidelity Series Canada Fund (a)	3,921	41,796
Fidelity Series Emerging Markets Fund (a)	24,705	527,447
Fidelity Series International Growth Fund (a)	25,761	417,841
Fidelity Series International Small Cap Fund (a)	5,553	100,906
Fidelity Series International Value Fund (a)	38,486	417,961
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,385,719)		1,505,951

Bond Funds - 42.5%
Fidelity Series Emerging Markets Debt Fund (a)	6,272	65,604
Fidelity Series Floating Rate High Income Fund (a)	2,826	26,902
Fidelity Series High Income Fund (a)	16,684	163,002
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,510	361,813
Fidelity Series International Credit Fund (a)	577	5,825
Fidelity Series Investment Grade Bond Fund (a)	333,114	3,757,524
Fidelity Series Long-Term Treasury Bond Index Fund (a)	26,165	229,203
Fidelity Series Real Estate Income Fund (a)	4,563	51,058
TOTAL BOND FUNDS
(Cost $4,661,447)		4,660,931

Short-Term Funds - 20.4%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	1,744,131	1,744,131
Fidelity Series Short-Term Credit Fund (a)	49,732	496,820
TOTAL SHORT-TERM FUNDS
(Cost $2,241,446)		2,240,951
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,654,508)		10,966,954
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,042)
NET ASSETS - 100%		$10,961,912

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1	$9,640	$--	$5,088	$(1,004)	$80,026
Fidelity Series 1000 Value Index Fund	104,555	2	9,681	--	438	2,108	97,422
Fidelity Series All-Sector Equity Fund	160,873	3	16,442	--	789	5,914	151,137
Fidelity Series Blue Chip Growth Fund	162,928	14,407	18,188	322	(148)	(2,747)	156,252
Fidelity Series Canada Fund	--	44,533	3,784	--	80	967	41,796
Fidelity Series Commodity Strategy Fund	223,293	7,939	13,286	340	267	4,318	222,531
Fidelity Series Emerging Markets Debt Fund	67,994	1,063	4,246	1,061	32	761	65,604
Fidelity Series Emerging Markets Fund	658,745	10	172,136	--	17,356	23,472	527,447
Fidelity Series Floating Rate High Income Fund	28,393	341	1,769	341	(5)	(58)	26,902
Fidelity Series Government Money Market Fund 1.10%	1,633,490	211,584	100,943	4,615	--	--	1,744,131
Fidelity Series Growth & Income Fund	376,168	11,883	37,305	2,909	274	(629)	350,391
Fidelity Series Growth Company Fund	323,699	5	39,617	--	3,810	20,802	308,699
Fidelity Series High Income Fund	170,506	2,389	10,387	2,386	4	490	163,002
Fidelity Series Inflation-Protected Bond Index Fund	371,207	11,530	22,059	156	19	1,116	361,813
Fidelity Series International Credit Fund	5,750	22	5	22	--	58	5,825
Fidelity Series International Growth Fund	463,530	7	64,281	--	2,459	16,126	417,841
Fidelity Series International Small Cap Fund	106,614	2	9,665	--	568	3,387	100,906
Fidelity Series International Value Fund	469,054	7	64,361	--	2,439	10,822	417,961
Fidelity Series Intrinsic Opportunities Fund	406,502	13,446	62,159	2,914	845	1,877	360,511
Fidelity Series Investment Grade Bond Fund	3,905,037	86,525	227,755	25,390	614	(6,897)	3,757,524
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	134,545	5,384	1,013	(12)	(788)	229,203
Fidelity Series Opportunistic Insights Fund	180,350	3	23,146	--	1,771	10,898	169,876
Fidelity Series Real Estate Equity Fund	32,781	1,349	2,026	167	(7)	(1,200)	30,897
Fidelity Series Real Estate Income Fund	53,920	1,174	3,326	771	(10)	(700)	51,058
Fidelity Series Short-Term Credit Fund	683,122	2,630	188,392	2,620	(44)	(496)	496,820
Fidelity Series Small Cap Discovery Fund	48,158	1	4,407	--	188	2,135	46,075
Fidelity Series Small Cap Opportunities Fund	145,314	10,685	17,267	280	(22)	(1,291)	137,419
Fidelity Series Stock Selector Large Cap Value Fund	282,066	4	24,618	--	1,070	3,860	262,382
Fidelity Series Value Discovery Fund	198,719	7	14,730	--	268	1,239	185,503
Total	$11,449,191	$556,097	$1,171,005	$45,307	$38,131	$94,540	$10,966,954

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

October 31, 2017

RW26-QTLY-1217
1.858589.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,781	$47,190
Fidelity Series 1000 Value Index Fund (a)	4,535	57,419
Fidelity Series All-Sector Equity Fund (a)	6,508	89,091
Fidelity Series Blue Chip Growth Fund (a)	6,677	92,145
Fidelity Series Commodity Strategy Fund (a)	33,142	176,977
Fidelity Series Growth & Income Fund (a)	13,598	206,558
Fidelity Series Growth Company Fund (a)	10,169	182,023
Fidelity Series Intrinsic Opportunities Fund (a)	12,832	223,792
Fidelity Series Opportunistic Insights Fund (a)	5,247	100,165
Fidelity Series Real Estate Equity Fund (a)	1,426	18,242
Fidelity Series Small Cap Discovery Fund (a)	2,203	27,159
Fidelity Series Small Cap Opportunities Fund (a)	5,681	81,007
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,657	154,687
Fidelity Series Value Discovery Fund (a)	8,119	109,368
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,458,735)		1,565,823

International Equity Funds - 11.2%
Fidelity Series Canada Fund (a)	2,503	26,681
Fidelity Series Emerging Markets Fund (a)	16,542	353,178
Fidelity Series International Growth Fund (a)	16,450	266,821
Fidelity Series International Small Cap Fund (a)	3,547	64,447
Fidelity Series International Value Fund (a)	24,577	266,901
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $899,504)		978,028

Bond Funds - 45.2%
Fidelity Series Emerging Markets Debt Fund (a)	5,012	52,429
Fidelity Series Floating Rate High Income Fund (a)	2,256	21,481
Fidelity Series High Income Fund (a)	13,400	130,918
Fidelity Series Inflation-Protected Bond Index Fund (a)	32,224	319,335
Fidelity Series International Credit Fund (a)	504	5,093
Fidelity Series Investment Grade Bond Fund (a)	282,351	3,184,918
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,657	180,952
Fidelity Series Real Estate Income Fund (a)	3,644	40,774
TOTAL BOND FUNDS
(Cost $3,936,220)		3,935,900

Short-Term Funds - 25.6%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	1,733,277	1,733,277
Fidelity Series Short-Term Credit Fund (a)	49,398	493,484
TOTAL SHORT-TERM FUNDS
(Cost $2,227,253)		2,226,761
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,521,712)		8,706,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,037)
NET ASSETS - 100%		$8,702,475

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$1,419	$13,541	$--	$5,247	$(2,803)	$47,190
Fidelity Series 1000 Value Index Fund	69,477	1,729	15,200	--	399	1,014	57,419
Fidelity Series All-Sector Equity Fund	106,903	2,658	24,404	--	733	3,201	89,091
Fidelity Series Blue Chip Growth Fund	108,267	11,302	25,726	192	196	(1,894)	92,145
Fidelity Series Canada Fund	--	29,942	3,715	--	43	411	26,681
Fidelity Series Commodity Strategy Fund	206,740	5,550	38,862	287	553	2,996	176,977
Fidelity Series Emerging Markets Debt Fund	60,536	2,437	11,204	889	26	634	52,429
Fidelity Series Emerging Markets Fund	517,918	13,261	207,462	--	18,353	11,108	353,178
Fidelity Series Floating Rate High Income Fund	25,278	930	4,668	285	(12)	(47)	21,481
Fidelity Series Government Money Market Fund 1.10%	1,821,465	266,361	354,549	4,846	--	--	1,733,277
Fidelity Series Growth & Income Fund	249,973	13,926	56,105	1,780	(265)	(971)	206,558
Fidelity Series Growth Company Fund	215,087	5,471	53,145	--	3,498	11,112	182,023
Fidelity Series High Income Fund	151,884	5,816	27,083	1,998	(79)	380	130,918
Fidelity Series Inflation-Protected Bond Index Fund	367,711	18,863	68,361	145	6	1,116	319,335
Fidelity Series International Credit Fund	5,101	20	78	20	--	50	5,093
Fidelity Series International Growth Fund	331,436	8,024	84,775	--	2,476	9,660	266,821
Fidelity Series International Small Cap Fund	76,229	1,934	16,216	--	625	1,875	64,447
Fidelity Series International Value Fund	335,403	8,205	85,338	--	2,776	5,855	266,901
Fidelity Series Intrinsic Opportunities Fund	249,469	15,266	42,753	1,788	585	1,225	223,792
Fidelity Series Investment Grade Bond Fund	3,707,152	153,547	671,166	22,662	1,933	(6,548)	3,184,918
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	110,346	22,299	857	(34)	(470)	180,952
Fidelity Series Opportunistic Insights Fund	119,844	3,019	30,313	--	1,652	5,963	100,165
Fidelity Series Real Estate Equity Fund	21,952	1,521	4,467	101	1	(765)	18,242
Fidelity Series Real Estate Income Fund	47,956	2,168	8,776	628	15	(589)	40,774
Fidelity Series Short-Term Credit Fund	768,230	19,130	293,373	2,744	(10)	(493)	493,484
Fidelity Series Small Cap Discovery Fund	32,002	1,029	7,190	--	149	1,169	27,159
Fidelity Series Small Cap Opportunities Fund	96,562	8,736	23,300	167	3	(994)	81,007
Fidelity Series Stock Selector Large Cap Value Fund	187,439	4,645	40,100	--	1,027	1,676	154,687
Fidelity Series Value Discovery Fund	132,047	5,421	28,728	--	176	452	109,368
Total	$10,162,338	$722,676	$2,262,897	$39,389	$40,072	$44,323	$8,706,512

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

October 31, 2017

RW32-QTLY-1217
1.858595.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,783	$47,227
Fidelity Series 1000 Value Index Fund (a)	4,541	57,493
Fidelity Series All-Sector Equity Fund (a)	6,515	89,194
Fidelity Series Blue Chip Growth Fund (a)	6,682	92,212
Fidelity Series Commodity Strategy Fund (a)	23,849	127,355
Fidelity Series Growth & Income Fund (a)	13,613	206,783
Fidelity Series Growth Company Fund (a)	10,178	182,177
Fidelity Series Intrinsic Opportunities Fund (a)	12,221	213,126
Fidelity Series Opportunistic Insights Fund (a)	5,252	100,254
Fidelity Series Real Estate Equity Fund (a)	1,395	17,836
Fidelity Series Small Cap Discovery Fund (a)	2,205	27,190
Fidelity Series Small Cap Opportunities Fund (a)	5,687	81,098
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,669	154,843
Fidelity Series Value Discovery Fund (a)	8,127	109,476
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,397,656)		1,506,264

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	2,298	24,493
Fidelity Series Emerging Markets Fund (a)	14,392	307,262
Fidelity Series International Growth Fund (a)	15,096	244,855
Fidelity Series International Small Cap Fund (a)	3,254	59,131
Fidelity Series International Value Fund (a)	22,553	244,927
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $811,142)		880,668

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (a)	3,580	37,451
Fidelity Series Floating Rate High Income Fund (a)	1,612	15,351
Fidelity Series High Income Fund (a)	9,496	92,779
Fidelity Series Inflation-Protected Bond Index Fund (a)	20,314	201,316
Fidelity Series International Credit Fund (a)	315	3,187
Fidelity Series Investment Grade Bond Fund (a)	184,215	2,077,942
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,950	130,962
Fidelity Series Real Estate Income Fund (a)	2,598	29,072
TOTAL BOND FUNDS
(Cost $2,588,083)		2,588,060

Short-Term Funds - 20.5%
Fidelity Series Government Money Market Fund 1.10% (a)(b)	998,111	998,111
Fidelity Series Short-Term Credit Fund (a)	28,458	284,295
TOTAL SHORT-TERM FUNDS
(Cost $1,282,636)		1,282,406
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,079,517)		6,257,398
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,878)
NET ASSETS - 100%		$6,254,520

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$1,695	$6,402	$--	$1,667	$633	$47,227
Fidelity Series 1000 Value Index Fund	60,636	2,528	7,077	--	158	1,248	57,493
Fidelity Series All-Sector Equity Fund	93,299	3,849	11,720	--	254	3,512	89,194
Fidelity Series Blue Chip Growth Fund	94,489	11,327	12,147	179	120	(1,577)	92,212
Fidelity Series Canada Fund	--	25,937	1,836	--	20	372	24,493
Fidelity Series Commodity Strategy Fund	131,506	5,607	12,290	192	189	2,343	127,355
Fidelity Series Emerging Markets Debt Fund	38,145	2,517	3,648	585	15	422	37,451
Fidelity Series Emerging Markets Fund	382,026	9,970	107,681	--	9,514	13,433	307,262
Fidelity Series Floating Rate High Income Fund	15,913	993	1,520	188	(4)	(31)	15,351
Fidelity Series Government Money Market Fund 1.10%	920,772	169,018	91,679	2,558	--	--	998,111
Fidelity Series Growth & Income Fund	218,168	15,235	26,309	1,643	(12)	(299)	206,783
Fidelity Series Growth Company Fund	183,536	9,323	24,242	--	1,126	12,434	182,177
Fidelity Series High Income Fund	95,711	5,825	9,008	1,315	(17)	268	92,779
Fidelity Series Inflation-Protected Bond Index Fund	203,297	16,839	19,445	84	15	610	201,316
Fidelity Series International Credit Fund	3,225	12	82	12	--	32	3,187
Fidelity Series International Growth Fund	267,017	8,755	41,376	--	1,029	9,430	244,855
Fidelity Series International Small Cap Fund	61,417	2,121	6,616	--	204	2,005	59,131
Fidelity Series International Value Fund	270,207	8,789	41,725	--	1,335	6,321	244,927
Fidelity Series Intrinsic Opportunities Fund	216,949	14,654	20,187	1,562	275	1,435	213,126
Fidelity Series Investment Grade Bond Fund	2,121,176	158,579	198,447	13,551	398	(3,764)	2,077,942
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	75,804	3,732	573	13	(452)	130,962
Fidelity Series Opportunistic Insights Fund	104,597	3,830	15,348	--	631	6,544	100,254
Fidelity Series Real Estate Equity Fund	19,148	1,378	1,993	95	(4)	(693)	17,836
Fidelity Series Real Estate Income Fund	30,168	2,155	2,856	422	(6)	(389)	29,072
Fidelity Series Short-Term Credit Fund	386,675	11,757	113,839	1,449	(20)	(278)	284,295
Fidelity Series Small Cap Discovery Fund	27,927	1,372	3,410	--	53	1,248	27,190
Fidelity Series Small Cap Opportunities Fund	84,277	8,794	11,298	155	20	(695)	81,098
Fidelity Series Stock Selector Large Cap Value Fund	163,592	7,083	18,539	--	438	2,269	154,843
Fidelity Series Value Discovery Fund	115,248	5,644	12,201	--	113	672	109,476
Total	$6,418,084	$591,390	$826,653	$24,563	$17,524	$57,053	$6,257,398

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017